N-2	12 Months Ended
Dec. 31, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Goldman Sachs BDC, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
A quorum for the transaction of business at the Meeting is established by the presence, virtually or by proxy, of holders representing a majority of the votes entitled to be cast at the Meeting. Stockholders of record at the close of business on the Record Date are entitled to receive notice of, and to vote at, the Meeting and at any postponements or adjournments thereof. There were 112,103,346 shares of the Company’s common stock outstanding on the Record Date. Each share of common stock is entitled to one vote. Cumulative voting is not permitted.
Election of Directors
For Proposal 1, the election of each nominee requires a majority of the votes cast by all Stockholders present, virtually or by proxy, at the Meeting, provided that if, as of the tenth (10th) day preceding the date the Company first mails the notice of such meeting to the Stockholders, the number of nominees for the directorships (or, if applicable, the directorships of a particular class of directors) exceeds the number of such directors to be elected, such directors shall be elected by the vote of a plurality of the votes cast. Under the Company’s bylaws, a majority of votes cast means that the number of votes cast “for” a director’s election exceeds the number of votes cast “against” that director’s election (with “abstentions” and “broker non-votes”
not counted as a vote cast either “for” or “against” that director’s election).
Ratification of Auditor
Approval of Proposal 2, the ratification of the selection of PricewaterhouseCoopers LLP to serve as the Company’s independent registered public accounting firm, requires a majority of the votes by all Stockholders present, virtually or by proxy, at the Meeting.
Broker
Non-Votes
Broker
“non-votes”
are shares held in an account with an Authorized Institution for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority with respect to a non-routine
proposal. As broker
non-votes
are entitled to vote on Proposal 2, broker
non-votes
will be counted as shares present for purposes of determining whether a quorum is present for purposes of transacting business at the Meeting.
Proposal 1 is a
non-routine
matter. As a result, if you hold shares in “street name” through a broker, bank or other nominee, your broker, bank or nominee will not
be permitted to exercise voting discretion with respect to Proposal 1, the election of three Class I directors. Therefore, if you do not vote and you do not give your broker or other nominee specific instructions on how to vote for you, then your shares will have no effect on Proposal 1.
Proposal 2, the ratification of the selection of PricewaterhouseCoopers LLP to serve as the Company’s independent registered public accounting firm, is a routine matter. As a result, if you beneficially own your shares and you do not provide your broker or nominee with voting instructions, then your broker, bank or nominee will be able to vote your shares for you on Proposal 2.

Abstentions
Abstentions will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for or against the Proposal for which the proxy card has been marked “Abstain”. Accordingly, abstentions will have no effect on Proposal 1, and the effect of a vote against Proposal 2.
Adjournment
If less than a quorum is present at the Meeting or if an insufficient number of votes is present for the approval of the Proposals, the chairman of the Meeting shall have the power to adjourn the Meeting from time to time without notice other than announcement at the Meeting.
A vote may be taken on either Proposal prior to any such adjournment if there are sufficient votes for approval of such Proposal.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	112,103,346